Borrowings - Disclosure of Interest Bearing Borrowings (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2021 USD ($)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)
Non-current borrowings
Balance at beginning of year	R 7,463
Translation	894	R (970)	R (99)
Total non-current borrowings	2,974	7,463
Current borrowings
Current borrowings and current portion of non-current borrowings	255
Total current borrowings	387	255
Total interest-bearing borrowings	3,361	7,718
Undrawn committed borrowing facilities	4,254	1,366	1,277
R2 billion facility
Non-current borrowings
Maximum borrowing capacity	2,000					R 2,000
Balance at beginning of year	1,351	1,489
Draw down	0	1,100
Repayments	(1,050)	(1,100)
Amortisation of issue costs	2	12
Transferred to current liabilities	(150)	(150)
Total non-current borrowings	153	1,351	1,489
Current borrowings
Current borrowings and current portion of non-current borrowings	150	0
Transferred from/(to) non-current liabilities	150	150
Total current borrowings	300	150	0
Westpac fleet loan
Non-current borrowings
Maximum borrowing capacity | $							$ 24
Balance at beginning of year	132	194
Repayments	(96)	(96)
Transferred to current liabilities	18	(16)
Translation	(32)	50
Total non-current borrowings	22	132	194
Current borrowings
Current borrowings and current portion of non-current borrowings	105	89
Transferred from/(to) non-current liabilities	(18)	16
Total current borrowings	87	105	89
US$350 million facility
Non-current borrowings
Balance at beginning of year	0	4,143
Repayments	0	(4,465)
Amortisation of issue costs	0	24
Translation	0	298
Total non-current borrowings	0	0	4,143
Current borrowings
Line of Credit Facility - Borrowing Matured | $								$ 350
US$400 million facility
Non-current borrowings
Maximum borrowing capacity | $				$ 400	$ 400
Balance at beginning of year	5,980	0
Draw down	0	5,441
Repayments	(2,347)	0
Issue cost	(11)	(95)
Amortisation of issue costs	39	12
Translation	(862)	622
Total non-current borrowings	2,799	5,980	R 0
Current
Current borrowings
Current borrowings and current portion of non-current borrowings	255
Total current borrowings	387	255
Undrawn committed borrowing facilities	0	0
Between one to two years
Non-current borrowings
Balance at beginning of year	405
Total non-current borrowings	175	405
Between two to three years
Non-current borrowings
Balance at beginning of year	7,058
Total non-current borrowings	2,799	7,058
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	R 4,254	R 1,366